                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /  (a)

     or fiscal year ending:           12/31/03(b)

Is this a transition report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:  American General Life Insurance Company Separate
                          Account D

    B.  File Number:      811-02441

    C.  Telephone Number: (713) 831-3216

2.  A.  Street:           Post Office Box 1591

    B.  City: Houston     C. State: TX   D. Zip Code: 77251   Zip Ext: 1591

    E.  Foreign Country:              Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)         N

4.  Is this the last filing on this form by Registrant? (Y/N)          N

5.  Is Registrant a small business investment company (SBIC)?(Y/N)     N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?(Y/N)
    [If answer is "Y" (Yes)complete only items 111 through 132.]       Y

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is"N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant
        have at the end of the period                        ___________________

                                       01

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For period ending 12/31/03                             If filing more than one
                                                       Page 47, "X" box: [_]
File number  811-02441

UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name: American General Life Insurance Company

      B.  [/]  File Number (If any):_______________________________________

      C.  [/]  City:  Houston       State: TX     Zip Code: 77019 Zip  Ext.:____

          [/]  Foreign Country:____________     Foreign Postal Code:_____

111.  A.  [/]  Depositor Name: ____________________________________________

      B.  [/]  File Number (If any): ______________________________________

      C.  [/]  City:___________     State: ___    Zip Code:____   Zip Ext.:_____

          [/]  Foreign Country: ___________     Foreign Postal Code:_____

112.  A.  [/]  Sponsor Name: American General Life Insurance Company

      B.  [/]  File Number (If any): _____________________________________

      C.  [/]  City:  Houston       State: TX     Zip Code: 77019 Zip Ext.:_____

          [/]  Foreign Country: ___________     Foreign Postal Code:_____

112.  A.  [/]  Sponsor Name: _____________________________________________

      B.  [/]  File Number (If any): _____________________________________

      C.  [/]  City:____________    State: ___    Zip Code:____   Zip Ext.:_____

          [/]  Foreign Country:____________     Foreign Postal Code:______

                                       47

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For period ending 12/31/03                              If filing more than one
                                                        Page 48, "X" box: [_]
File number  811-02441

113. A. [/] Trustee Name: ______________________________________________

     B. [/] City:________________    State:___   Zip Code: _____  Zip Ext.:_____

        [/] Foreign Country:_____________      Foreign Postal Code:_____

113. A. [/] Trustee Name:_______________________________________________

     B. [/] City:________________    State:___   Zip Code: _____  Zip Ext.:_____

        [/] Foreign Country:_____________      Foreign Postal Code:_____

114. A. [/] Principal Underwriter Name: American General Equity Services
                                        Corporation

     B. [/] File Number: 8-15847

     C. [/] City  Houston            State: TX   Zip Code: 77019  Zip Ext.:_____

        [/] Foreign Country:_____________      Foreign Postal Code:_____

114. A. [/] Principal Underwriter Name:________________________________

     B. [/] File Number: _______

     C. [/] City:________________    State:___   Zip Code:_____   Zip Ext.:_____

        [/] Foreign Country:_____________      Foreign Postal Code:_____

115. A. [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP

     B. [/] City: Houston            State: TX   Zip Code: 77002  Zip Ext.:_____

        [/] Foreign Country:_____________      Foreign Postal Code:_____

115. A. [/] Independent Public Accountant Name: ______________________

     B. [/] City:________________    State:___   Zip Code:_____   Zip Ext.:_____

        [/] Foreign Country:_____________      Foreign Postal Code:_____

                                       48

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For period ending 12/31/03                              If filing more than one
                                                        Page 49, "X" box: [_]
File number  811-02441


116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies?(Y/N)    Y
                                                                           -----
                                                                            Y/N

     B.  [/] Identify the family in 10 letters AGLSEPACCT

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance company?(Y/N)  Y
                                                                           -----
                                                                            Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/] Variable annuity contracts?(Y/N)                                Y
                                                                           -----
                                                                            Y/N

     C.  [/] Scheduled premium variable life contracts?(Y/N)                 N
                                                                           -----
                                                                            Y/N

     D.  [/] Flexible premium variable life contracts?(Y/N)                  N
                                                                           -----
                                                                            Y/N

     E.  [/] Other types of insurance products registered under the
             Securities Act of 1933?(Y/N)                                    N
                                                                           -----
                                                                            Y/N

118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     1
                                                                           -----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                                   0
                                                                           -----

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's
         omitted)                                                           $ 0
                                                                           -----

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                           1
                                                                           -----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                      0
                                                                           -----

                                       49

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For period ending 12/31/03                              If filing more than one
                                                        Page 50, "X" box: [_]
File number  811-02441

123. [/] State the total value of the additional units
         considered in answering item 122($000's omitted)              $   0
                                                                        --------
124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during
         the current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series)($000's omitted)                                       $   0
                                                                        --------
125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                  $   0
                                                                        --------
126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.) ($000's omitted)       $   0
                                                                        --------
127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of     Total Assets     Total Income
                                              Series        ($000's       Distributions
                                            Investing       omitted)     ($000's omitted)
                                          -------------- --------------- -----------------
A.    U.S. Treasury direct issue                         $               $
                                              -----        ------------    -----------
B.    U.S. Government agency                             $               $
                                              -----        ------------    -----------
C.    State and municipal tax-free                       $               $
                                              -----        ------------    -----------
D.    Public utility debt                                $               $
                                              -----        ------------    -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                     $               $
                                              -----        ------------    -----------
F.    All other corporate intermed.
      & long-term debt                                   $               $
                                              -----        ------------    -----------
G.    All other corporate short-term debt                $               $
                                              -----        ------------    -----------
H.    Equity securities of brokers or
      dealers or parents of brokers or
      dealers                                            $               $
                                              -----        ------------    -----------
I.    Investment company equity securities               $               $
                                              -----        ------------    -----------
J.    All other equity securities               1        $   1,181,041   $  23,010
                                              -----        ------------    -----------
K.    Other securities                                   $               $
                                              -----        ------------    -----------
L.    Total assets of all series of
      registrant                                1        $   1,181,041   $  23,010
                                              -----        ------------    -----------

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For period ending 12/31/03                              If filing more than one
                                                        Page 51, "X" box: [_]
File number  811-02441

128.  [/]   Is the timely payment of principal and interest on any of
            the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
            an entity other than the issuer?(Y/N)                           N
                                                                        --------
            [If answer is "N"(No), go to item 131.]                        Y/N

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period?(Y/N)
                                                                        --------
            [If answer is "N" (No), go to item 131.]                       Y/N

130.  [/]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?(Y/N)                                            --------
                                                                           Y/N

131.  [/]   Total expenses incurred by all series of Registrant during
            the current reporting period ($000's omitted)               $ 15,464
                                                                        --------

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----

                                       51

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 27th day of February, 2004.

AMERICAN GENERAL LIFE INSURANCE
COMPANY SEPARATE ACCOUNT D
          (Name of Registrant)

BY:   AMERICAN GENERAL LIFE INSURANCE COMPANY
          (Name of Depositor)

By:  /s/ ROBERT F. HERBERT, JR.                Witness:  /s/ Lauren W. Jones
    --------------------------------------             -------------------------
     Robert F. Herbert, Jr.                              Lauren W. Jones
     Senior Vice President,                              Assistant Secretary
       Treasurer & Controller                            American General Life
     American General Life                                  Insurance Company
       Insurance Company